Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Summary of Operating Leases

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Assets
Operating lease right-of-use assets	29,234	38,567

Liabilities
Operating lease liabilities, current	8,063	10,001
Operating lease liabilities, non-current	19,997	28,197

Total operating lease liabilitie s	28,060	38,198
Weighted average remaining lease term (years)	3.70	3.61
Weighted average discount rate	6.47%	4.95%

Summary of Operating Lease Activity
Information related to operating lease activity during the years ended March 31, 2020, 2021 and 2022 are as follows:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Operating lease right-of-use assets obtained in exchange for lease obligations	10,051	25,970	21,038

Operating lease related expenses
Amortization of right-of-use assets	15,708	11,687	11,705
Interest of lease liabilities	1,353	1,596	1,949

	17,061	13,283	13,654

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Operating lease payments (included in measurement of lease liabilities)	18,183	12,850	12,849

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Year ended March 31, 2022
RMB
For the year ending March 31,
2023	11,311
2024	10,273
2025	11,051
2026	7,546
2027	1,299

Total lease payments	41,480
Less: imputed interest	(3,282)

Total	38,198